Trade and Other Payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	£ 2,629	£ 3,186
Social security and other taxes	577	467
Accruals and other payables	8,850	8,391
Corporate income tax payable	373	589
Total trade and other payables	£ 12,429	£ 12,633